Equity	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Equity

Note 7: Equity

Preferred and Common Shares Outstanding and Other Equity Instruments (1)

(Canadian $ in millions, except as noted)	July 31, 2019		October 31, 2018
	Number of shares	Amount	Number of shares	Amount	Convertible into…
Preferred Shares - Classified as Equity
Class B – Series 25	9,425,607	236	9,425,607	236	Class B - Series 26	(2)
Class B – Series 26	2,174,393	54	2,174,393	54	Class B - Series 25	(2)
Class B – Series 27	20,000,000	500	20,000,000	500	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B - Series 34	(2)(3)
Class B – Series 35	6,000,000	150	6,000,000	150	Not convertible	(3)
Class B – Series 36	600,000	600	600,000	600	Class B - Series 37	(2)(3)
Class B – Series 38	24,000,000	600	24,000,000	600	Class B - Series 39	(2)(3)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B - Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B - Series 45	(2)(3)
Class B – Series 46	14,000,000	350	-	-	Class B - Series 47	(2)(3)
Preferred Shares - Classified as Equity		4,690		4,340
Other Equity Instruments		658		-	Variable number of common shares	(4)
Common Shares (5) (6)	639,035,737	12,958	639,329,625	12,929
Share Capital and Other Equity Instruments		18,306		17,269

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2018 on pages 182 and 192 of our 2018 Annual Report.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(3)

The shares issued include a non-viability contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. As such, the shares are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability. In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the share value of the preferred share issuance (including declared and unpaid dividends on such preferred share issuance) by the conversion price and then times the multiplier.

(4)

The Other Equity Instruments (notes) issued include a non-viability contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. As such, the notes are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability. In such an event, the notes are convertible into common shares of the bank determined by dividing (a) the product of the Multiplier of 1.25, and the Note Value, by (b) the Conversion Price which is the greater of the Floor price of $5 and the current market price.

(5)	The stock options issued under the Stock Option Plan are convertible into 6,318,299 common shares as at July 31, 2019 (6,095,201 common shares as at October 31, 2018).
(6)

During the three and nine months ended July 31, 2019, we did not issue any common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan. During the three and nine months ended July 31, 2019, we issued 274,868 and 706,112 common shares, respectively, under the Stock Option Plan.

Preferred Shares

During the three and nine months ended July 31, 2019, we did not redeem any preferred shares.

On June 27, 2019, we announced that we did not intend to exercise our right to redeem the currently outstanding Non-Cumulative 5-Year Rate Reset Class B Preferred Shares Series 29 (Preferred Shares Series 29) on August 25, 2019. As a result, subject to certain conditions, the holders of Preferred Shares Series 29 had the right, at their option, by August 12, 2019, to convert any or all of their Preferred Shares Series 29 on a one-for-one basis into Non-Cumulative Floating Rate Class B Preferred Shares Series 30 (Preferred Shares Series 30). During the conversion period, which ran from July 26, 2019 to August 12, 2019, 223,098 Preferred Shares Series 29 were tendered for conversion into Preferred Shares Series 30, which is less than the minimum 1,000,000 required to give effect to the conversion, as described in the Preferred Shares Series 29 prospectus supplement dated May 30, 2014. As a result, no Preferred Shares Series 30 were issued and holders of Preferred Shares Series 29 retained their shares. The dividend rate for the Preferred Shares Series 29 for the five year period commencing on August 25, 2019, and ending on August 24, 2024, is 3.624%.

On April 17, 2019, we issued 14 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares Series 46 (Non-Viability Contingent Capital (NVCC)), at a price of $25 per share, for gross proceeds of $350 million. For the initial five year period to the earliest redemption date of May 25, 2024, the shares pay quarterly cash dividends, if declared, at a rate of 5.1% per annum. The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus a premium of 3.51%. Holders have the option to convert their shares into an equal number of Non-Cumulative Floating Rate Class B Preferred Shares Series 47 (Preferred Shares Series 47), subject to certain conditions, on the earliest redemption date and every fifth year thereafter. Holders of the Preferred Shares Series 47 will be entitled to receive non-cumulative preferential floating rate quarterly dividends, as and when declared, equal to the 3-month Government of Canada Treasury Bill yield plus 3.51%.

On March 29, 2019, we announced that we did not intend to exercise our right to redeem the currently outstanding Non-Cumulative 5-Year Rate Reset Class B Preferred Shares Series 27 (Preferred Shares Series 27) on May 25, 2019. As a result, subject to certain conditions, the holders of Preferred Shares Series 27 had the right, at their option, by May 10, 2019, to convert any or all of their Preferred Shares Series 27 on a one-for-one basis into Non-Cumulative Floating Rate Class B Preferred Shares Series 28 (Preferred Shares Series 28). During the conversion period, which ran from April 25, 2019 to May 10, 2019, 412,564 Preferred Shares Series 27 were tendered for conversion into Preferred Shares Series 28, which is less than the minimum 1,000,000 required to give effect to the conversion, as described in the Preferred Shares Series 27 prospectus supplement dated April 16, 2014. As a result, no Preferred Shares Series 28 were issued and holders of Preferred Shares Series 27 retained their shares. The dividend rate for the Preferred Shares Series 27 for the five year period commencing on May 25, 2019, and ending on May 24, 2024, is 3.852%.

Other Equity Instruments

On July 30, 2019, we issued US$500 million 4.800% Additional Tier 1 Capital Notes (NVCC) (“notes”) which are classified as equity and form part of our additional Tier 1 non-viability contingent capital. The notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability component of the notes and, as a result, the full amount of proceeds has been classified as equity. Semi-annual distributions on the notes will be recorded when payable. The rights of the holders of our notes are subordinate to the claims of the depositors and certain other creditors but rank above our common and preferred shares.

(Canadian $ in millions, except as noted)
	Face value		Interest rate (%)	Redeemable at our option	Convertible to	July 31, 2019	October 31, 2018
4.800% Additional Tier 1 Capital Notes	US$	500	4.800 (1)	August 2024 (2)	Variable number of common shares (3)	658	-
Total						658	-

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion.
(2)

The notes are redeemable, at a redemption price equal to 100% of the principal amount, plus any accrued and unpaid interest, in whole or in part at our option on or after the first interest reset date in 2024 or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)

The notes issued include a non-viability contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. As such, the notes are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability. In such an event, the notes are convertible into common shares of the bank determined by dividing (a) the product of the Multiplier of 1.25, and the Note Value, by (b) the Conversion Price which is the greater of the Floor price of $5 and the current market price.

Common Shares

On June 3, 2019, we renewed our normal course issuer bid (“NCIB”) effective for one year. Under this bid, we may purchase up to 15 million common shares for cancellation. The NCIB is a regular part of BMO’s capital management strategy. The timing and amount of purchases under the NCIB are subject to regulatory approvals and to management discretion, based on factors such as market conditions and capital levels.

During the three months ended July 31, 2019, we did not purchase for cancellation any common shares under the NCIB. During the nine months ended July 31, 2019, 1 million common shares were purchased for cancellation.

Capital Trust Securities

On December 31, 2018, BMO Capital Trust II redeemed all of its issued and outstanding BMO Tier 1 Notes - Series A at a redemption amount equal to $1,000 for an aggregate redemption of $450 million, plus accrued and unpaid interest to but excluding the redemption date.